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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007
                                               -----------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Greenwood Investments, Inc.
                 -------------------------------
   Address:      420 Boylston St., 5th Floor
                 -------------------------------
                 Boston, MA 02116
                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Steven Tannenbaum
         -------------------------------
Title:   President
         -------------------------------
Phone:   617-236-4240
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Steven Tannenbaum             Boston, MA          2/4/08
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
                                        --------------------

Form 13F Information Table Entry Total:          42
                                        --------------------

Form 13F Information Table Value Total:       101,792
                                        --------------------
                                            (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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                           FORM 13F INFORMATION TABLE

                                                                                                         -------------------------
                                                                                                              VOTING AUTHORITY
----------------------------------------------------------------------------------------------------------------------------------
                                                           TOTAL
                                                 VALUE     SHARES/                   INVSTMNT  OTHER
NAME OF ISSUER        TITLE OF CLASS  CUSIP      (X$1000)  PRN AMT   SH/PRN PUT/CALL DSCRETIN  MANAGERS  SOLE        SHARED   NONE
----------------------------------------------------------------------------------------------------------------------------------
Acergy ADR            Sponsored ADR   00443E104    $4,494    204,530  SH             SOLE      N/A         204,530
Acme United Corp      COM             004816104    $2,242    156,225  SH             SOLE      N/A         156,225
Alesco Financial Inc  COM             014485106    $  677    206,500  SH             SOLE      N/A         206,500
Angelica Corp         COM             034663104    $1,778     93,082  SH             SOLE      N/A          93,082
Atwood Oceanics Inc   COM             050095108    $2,065     20,600  SH             SOLE      N/A          20,600
Baldwin Technology
 Co Inc               CL A            058264102    $1,706    361,522  SH             SOLE      N/A         361,522
Boots & Coots
 International Well
 Control, Inc         COM             099469504    $5,741  3,521,900  SH              SOLE      N/A      3,521,900
Bradley
 Pharmaceuticals Inc  COM             104576103    $3,946    200,300  SH              SOLE      N/A        200,300
Brookline Bancorp
 Inc                  COM             11373M107    $2,453    241,418  SH              SOLE      N/A        241,418
Bassett Furniture
 Industries Inc       COM             070203104    $  181     19,400  SH              SOLE      N/A         19,400
CCA Industries Inc    COM             124867102    $  988    109,650  SH              SOLE      N/A        109,650
Concord Camera Corp   COM             206156200    $  862    272,900  SH              SOLE      N/A        272,900
DG FastChannel Inc    COM             23326R109    $5,240    204,352  SH              SOLE      N/A        204,352
Dress Barn Inc        COM             261570105    $2,732    218,400  SH              SOLE      N/A        218,400
Edac Technologies
 Corp                 COM             279285100    $2,192    224,100  SH              SOLE      N/A        224,100
Electro Scientific
 Industries Inc       COM             285229100    $3,967    199,841  SH              SOLE      N/A        199,841
Escalade Inc          COM             296056104    $  750     82,099  SH              SOLE      N/A         82,099
Furniture Brands
 International Inc    COM             360921100    $  402     40,000  SH              SOLE      N/A         40,000
Foot Locker Inc       COM             344849104    $3,797    278,000  SH              SOLE      N/A        278,000
GenVec Inc            COM             37246C109    $  693    471,241  SH              SOLE      N/A        471,241
Global-Tech
 Appliances Inc       ORD             G39320109    $  581    163,600  SH              SOLE      N/A        163,600
Hawk Corp             CL A            420089104    $1,548     85,900  SH              SOLE      N/A         85,900
HearUSA Inc           COM             422360305    $1,005    744,502  SH              SOLE      N/A        744,502
Innovative Solutions
 and Support Inc      COM             45769N105    $2,457    253,600  SH              SOLE      N/A        253,600
Ion Geophysical Corp  COM             462044108    $1,958    124,093  SH              SOLE      N/A        124,093
John B San Filippo &
 Son                  COM             800422107    $1,554    184,592  SH              SOLE      N/A        184,592
Learning Tree
 International Inc    COM             522015106    $3,136    136,594  SH              SOLE      N/A        136,594
Mitcham Industries
 Inc                  COM             606501104    $6,428    312,630  SH              SOLE      N/A        312,630
Nashua Corp           COM             631226107    $1,694    145,374  SH              SOLE      N/A        145,374
NewMarket Corp        COM             651587107    $6,015    108,000  SH              SOLE      N/A        108,000
Ocwen Financial Corp  COM             675746309    $7,379  1,331,900  SH              SOLE      N/A      1,331,900
Orange 21 Inc         COM             685317109    $1,745    349,030  SH              SOLE      N/A        349,030
PDI Inc               COM             69329V100    $2,739    292,300  SH              SOLE      N/A        292,300
Point 360             COM             730507100    $  878    399,225  SH              SOLE      N/A        399,225
Pricesmart Inc        COM             741511109    $3,094    102,942  SH              SOLE      N/A        102,942
Quanex Corp           COM             747620102    $  929     17,900  SH              SOLE      N/A         17,900
Quanta Capital Hldgs
 Ord Shs              SHS             G7313F106    $1,028    403,000  SH              SOLE      N/A        403,000
Redhook Ale Brewery
 Inc                  COM             757473103    $1,750    263,099  SH              SOLE      N/A        263,099
SM&A                  COM             78465D105    $4,332    743,003  SH              SOLE      N/A        743,003
Technology Solutions
 Co                   COM             87872T207    $  252     89,723  SH              SOLE      N/A         89,723
TechTeam Global Inc   COM             878311109    $2,769    219,736  SH              SOLE      N/A        219,736
United Capital Corp   COM             909912107    $1,617     63,800  SH              SOLE      N/A         63,800